Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Employee compensation and benefits	$ 3,650	$ 3,037
Professional fees	14,871	6,381
Property and equipment	991	10,017
Product revenue accruals	4,565
Biosecurity service revenue accruals	28,726	1,440
Inventory related accruals	3,538
Lab supplies	560	4,276
External research and development expenses	11	2,594
Liability classified stock-based compensation (Note 18)	26,612
Capital lease obligation	747	485
Other current liabilities	9,061	2,275
Accrued expenses and other current liabilities	$ 93,332	$ 30,505